Corporate Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 98.18%
CORPORATES — 79.88%*
Banking — 6.59%
Bank of America Corp.
3.00%	12/20/23	[1]	$5,000	$5,119
Bank of America Corp. (MTN)
3.97%	03/05/29	[1]	20,000	21,774
4.27%	07/23/29	[1]	15,000	16,713
Bank of New York Mellon Corp. (The) (MTN)
3.25%	09/11/24		5,000	5,248
Discover Bank (BKNT)
4.20%	08/08/23		10,000	10,637
JPMorgan Chase & Co.
4.01%	04/23/29	[1]	20,000	22,002
4.20%	07/23/29	[1]	15,000	16,757
Lloyds Banking Group PLC (United Kingdom)
2.91%	11/07/23	[1,2]	10,000	10,154
Santander UK Group Holdings PLC (United Kingdom)
3.57%	01/10/23	[2]	5,000	5,121
4.80%	11/15/24	[1,2]	5,000	5,402
State Street Corp.
3.78%	12/03/24	[1]	5,000	5,294
Wells Fargo & Co. (MTN)
2.41%	10/30/25	[1]	10,000	10,016
3.58%	05/22/28	[1]	20,000	21,277

				155,514

Communications — 9.39%
AT&T, Inc.
3.88%	01/15/26		11,000	11,804
4.35%	06/15/45		40,000	43,356
Charter Communications Operating LLC/ Charter Communications Operating Capital
5.38%	05/01/47		15,000	16,923
Comcast Corp.
3.97%	11/01/47		10,000	10,960
4.00%	11/01/49		15,000	16,661
4.70%	10/15/48		8,000	9,892
Fox Corp.
4.71%	01/25/29	[3]	3,000	3,424
Level 3 Financing, Inc.
3.40%	03/01/27	[3]	5,000	5,044
SES GLOBAL Americas Holdings GP
5.30%	03/25/44	[3]	10,000	9,818
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.15%	03/20/28	[3]	10,000	10,928
Time Warner Cable LLC
5.50%	09/01/41		3,000	3,358

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Verizon Communications, Inc.
4.02%	12/03/29		$45,000	$50,204
ViacomCBS, Inc.
3.88%	04/01/24		6,000	6,358
Vodafone Group PLC (United Kingdom)
4.25%	09/17/50	[2]	1,000	1,048
4.88%	06/19/49	[2]	6,000	6,987
5.25%	05/30/48	[2]	3,000	3,609
Walt Disney Co. (The)
6.20%	12/15/34		8,000	11,250

				221,624

Consumer Discretionary — 3.37%
Altria Group, Inc.
5.38%	01/31/44		5,000	5,669
Anheuser-Busch InBev Worldwide, Inc.
4.60%	04/15/48		20,000	22,903
4.75%	01/23/29		5,000	5,800
Bacardi Ltd. (Bermuda)
4.70%	05/15/28	[2,3]	8,000	8,728
BAT Capital Corp.
3.56%	08/15/27		5,000	5,101
4.54%	08/15/47		5,000	5,029
Constellation Brands, Inc.
(LIBOR USD 3-Month plus 0.70%)
2.61%	11/15/21	[4]	10,000	10,002
Pernod Ricard SA (France)
4.45%	01/15/22	[2,3]	5,000	5,232
Reynolds American, Inc.
4.45%	06/12/25		5,000	5,388
5.85%	08/15/45		5,000	5,747

				79,599

Electric — 9.92%
Appalachian Power Co.
4.45%	06/01/45		10,000	11,477
Consolidated Edison Co. of New York, Inc.
3.88%	06/15/47		10,000	10,861
Duke Energy Carolinas LLC
3.75%	06/01/45		40,000	43,334
Duquesne Light Holdings, Inc.
5.90%	12/01/21	[3]	2,000	2,126
6.40%	09/15/20	[3]	8,000	8,211
Evergy, Inc.
2.45%	09/15/24		5,000	5,035
Florida Power & Light Co.
4.13%	02/01/42		15,000	17,223
ITC Holdings Corp.
4.05%	07/01/23		10,000	10,505

December 2019 / 1

Corporate Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Metropolitan Edison Co.
4.00%	04/15/25	[3]	$9,000	$9,481
4.30%	01/15/29	[3]	4,000	4,464
MidAmerican Energy Co.
4.25%	05/01/46		10,000	11,629
Northern States Power Co./MN
4.13%	05/15/44		10,000	11,505
PacifiCorp.
4.13%	01/15/49		30,000	34,360
PNM Resources, Inc.
3.25%	03/09/21		10,000	10,119
Public Service Co. of New Mexico
3.85%	08/01/25		5,000	5,198
Tucson Electric Power Co.
3.85%	03/15/23		10,000	10,392
Virginia Electric & Power Co., Series B
3.80%	09/15/47		20,000	22,139
Vistra Operations Co. LLC
3.55%	07/15/24	[3]	6,000	6,109

				234,168

Energy — 10.46%
Enbridge Energy Partners LP
5.50%	09/15/40		10,000	12,040
Energy Transfer Operating LP
4.95%	06/15/28		15,000	16,451
EQM Midstream Partners LP
6.50%	07/15/48		8,000	7,539
EQT Corp.
3.90%	10/01/27		5,000	4,656
Hess Corp.
4.30%	04/01/27		18,000	19,211
KeySpan Gas East Corp.
5.82%	04/01/41	[3]	15,000	19,517
Kinder Morgan Energy Partners LP (MTN)
6.95%	01/15/38		15,000	19,836
Occidental Petroleum Corp.
3.50%	08/15/29		5,000	5,108
Petroleos Mexicanos (Mexico)
6.50%	01/23/29	[2]	10,000	10,528
7.69%	01/23/50	[2,3]	5,000	5,474
Plains All American Pipeline LP/PAA Finance Corp.
4.65%	10/15/25		10,000	10,693
Rockies Express Pipeline LLC
5.63%	04/15/20	[3]	6,000	6,074
6.88%	04/15/40	[3]	4,000	4,174
Ruby Pipeline LLC
6.50%	04/01/22	[3]	7,348	7,606

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Sabine Pass Liquefaction LLC
4.20%	03/15/28		$3,000	$3,172
5.75%	05/15/24		10,000	11,141
Southern Co. Gas Capital Corp.
2.45%	10/01/23		13,000	13,106
Sunoco Logistics Partners Operations LP
5.40%	10/01/47		6,000	6,508
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.88%	01/15/29	[3]	5,000	5,559
TC PipeLines LP
3.90%	05/25/27		15,000	15,698
Texas Eastern Transmission LP
2.80%	10/15/22	[3]	10,000	10,118
TransCanada PipeLines Ltd. (Canada)
5.00%	10/16/43	[2]	15,000	16,970
Williams Cos., Inc. (The)
3.70%	01/15/23		7,000	7,254
4.55%	06/24/24		8,000	8,633

				247,066

Finance — 9.93%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.88%	01/23/28	[2]	14,000	14,480
Air Lease Corp.
3.63%	12/01/27		14,000	14,509
Citigroup, Inc.
2.88%	07/24/23	[1]	5,000	5,088
3.14%	01/24/23	[1]	10,000	10,200
3.67%	07/24/28	[1]	20,000	21,311
Ford Motor Credit Co. LLC
5.88%	08/02/21		20,000	20,944
(LIBOR USD 3-Month plus 1.00%)
3.01%	01/09/20	[4]	5,000	5,001
GE Capital International Funding Co. (Ireland)
2.34%	11/15/20	[2]	5,000	4,997
4.42%	11/15/35	[2]	23,000	24,645
General Motors Financial Co., Inc.
4.20%	11/06/21		5,000	5,180
Goldman Sachs Group, Inc. (The)
2.88%	10/31/22	[1]	10,000	10,138
3.50%	11/16/26		5,000	5,266
4.22%	05/01/29	[1]	20,000	22,029
Morgan Stanley (GMTN)
3.70%	10/23/24		5,000	5,314
3.77%	01/24/29	[1]	20,000	21,546
Morgan Stanley, Series F
3.88%	04/29/24		10,000	10,637

2 / December 2019

Corporate Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Nationwide Building Society (United Kingdom)
3.77%	03/08/24	[1,2,3]	$5,000	$5,179
Park Aerospace Holdings Ltd. (Cayman Islands)
5.50%	02/15/24	[2,3]	5,000	5,496
Pipeline Funding Co. LLC
7.50%	01/15/30	[3]	9,309	11,888
Raymond James Financial, Inc.
3.63%	09/15/26		10,000	10,580

				234,428

Food — 1.39%
Conagra Brands, Inc.
4.60%	11/01/25		6,000	6,634
Kraft Heinz Foods Co.
3.75%	04/01/30	[3]	5,000	5,157
4.38%	06/01/46		10,000	9,882
Kroger Co. (The)
4.50%	01/15/29		5,000	5,633
Smithfield Foods, Inc.
5.20%	04/01/29	[3]	5,000	5,550

				32,856

Health Care — 10.79%
AbbVie, Inc.
4.40%	11/06/42		20,000	21,759
Alcon Finance Corp.
3.00%	09/23/29	[3]	10,000	10,191
Allergan Funding SCS (Luxembourg)
3.80%	03/15/25	[2]	5,000	5,265
4.55%	03/15/35	[2]	10,000	10,949
Amgen, Inc.
4.40%	05/01/45		15,000	16,835
Anthem, Inc.
4.38%	12/01/47		10,000	11,059
AstraZeneca PLC (United Kingdom)
3.38%	11/16/25	[2]	10,000	10,637
Barnabas Health, Inc.
4.00%	07/01/28		5,000	5,321
Bayer U.S. Finance II LLC
4.38%	12/15/28	[3]	10,000	10,925
Becton Dickinson and Co.
2.89%	06/06/22		10,000	10,156
Bristol-Myers Squibb Co.
3.90%	02/20/28	[3]	13,000	14,346
Cigna Corp.
3.88%	10/15/47	[3]	15,000	15,314
4.38%	10/15/28		5,000	5,549

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
CVS Health Corp.
3.25%	08/15/29		$10,000	$10,184
4.30%	03/25/28		5,000	5,467
5.05%	03/25/48		5,000	5,935
Elanco Animal Health, Inc.
4.90%	08/28/28		10,000	10,891
Fresenius U.S. Finance II, Inc.
4.25%	02/01/21	[3]	5,000	5,104
HCA, Inc.
4.13%	06/15/29		5,000	5,315
5.00%	03/15/24		4,000	4,377
Kaiser Foundation Hospitals
3.15%	05/01/27		10,000	10,455
Pfizer, Inc.
4.10%	09/15/38		10,000	11,455
Providence St. Joseph Health Obligated Group, Series H
2.75%	10/01/26		10,000	10,106
Quest Diagnostics, Inc.
4.20%	06/30/29		5,000	5,528
UnitedHealth Group, Inc.
4.25%	04/15/47		15,000	17,393
WellCare Health Plans, Inc.
5.38%	08/15/26	[3]	4,000	4,267

				254,783

Industrials — 2.55%
Amcor Finance USA, Inc.
3.63%	04/28/26	[3]	10,000	10,304
General Electric Co. (MTN)
(LIBOR USD 3-Month plus 0.38%)
2.27%	05/05/26	[4]	10,000	9,670
Ingersoll-Rand Luxembourg Finance SA (Luxembourg)
3.55%	11/01/24	[2]	5,000	5,244
L3Harris Technologies, Inc.
3.85%	06/15/23	[3]	10,000	10,530
Sydney Airport Finance Co. Pty Ltd. (Australia)
3.63%	04/28/26	[2,3]	5,000	5,214
United Technologies Corp.
4.13%	11/16/28		12,000	13,512
WRKCo, Inc.
4.90%	03/15/29		5,000	5,679

				60,153

December 2019 / 3

Corporate Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Information Technology — 0.21%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%	01/15/22		$5,000	$5,075

Insurance — 4.12%
Aon Corp.
3.75%	05/02/29		5,000	5,355
Berkshire Hathaway Finance Corp.
4.20%	08/15/48		20,000	23,715
Farmers Insurance Exchange
4.75%	11/01/57	[1,3]	20,000	20,873
Nationwide Mutual Insurance Co.
4.18%	12/15/24	[1,3]	10,000	9,963
Teachers Insurance & Annuity Association of America
4.38%	09/15/54	[1,3]	20,000	20,925
Travelers Cos., Inc. (The)
4.05%	03/07/48		10,000	11,467
Willis North America, Inc.
2.95%	09/15/29		5,000	4,966

				97,264

Materials — 0.23%
International Flavors & Fragrances, Inc.
4.45%	09/26/28		5,000	5,473

Real Estate Investment Trust (REIT) — 5.71%
Alexandria Real Estate Equities, Inc.
4.50%	07/30/29		6,000	6,772
American Campus Communities Operating Partnership LP
3.35%	10/01/20		5,000	5,042
3.63%	11/15/27		5,000	5,268
Boston Properties LP
2.75%	10/01/26		10,000	10,151
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%	04/15/23		10,000	10,501
CubeSmart LP
4.38%	02/15/29		5,000	5,496
CyrusOne LP/CyrusOne Finance Corp.
2.90%	11/15/24		5,000	5,030
Digital Realty Trust LP
3.63%	10/01/22		5,000	5,171
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/30		5,000	5,107
4.38%	04/15/21		10,000	10,223
Healthcare Realty Trust, Inc.
3.75%	04/15/23		5,000	5,166
Healthcare Trust of America Holdings LP
3.70%	04/15/23		5,000	5,174

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Healthpeak Properties, Inc.
3.88%	08/15/24		$10,000	$10,616
Highwoods Realty LP
3.20%	06/15/21		5,000	5,068
Hudson Pacific Properties LP
3.95%	11/01/27		5,000	5,241
Kilroy Realty LP
3.45%	12/15/24		10,000	10,355
National Retail Properties, Inc.
3.80%	10/15/22		5,000	5,196
SL Green Realty Corp.
4.50%	12/01/22		8,000	8,437
Ventas Realty LP
4.13%	01/15/26		10,000	10,721

				134,735

Retail — 1.34%
Family Dollar Stores, Inc.
5.00%	02/01/21		5,000	5,154
Home Depot, Inc. (The)
3.90%	12/06/28		5,000	5,581
Lowe’s Cos., Inc.
3.65%	04/05/29		5,000	5,335
Starbucks Corp.
3.80%	08/15/25		5,000	5,392
Walgreens Boots Alliance, Inc.
4.80%	11/18/44		10,000	10,150

				31,612

Services — 1.36%
Global Payments, Inc.
3.20%	08/15/29		5,000	5,106
IHS Markit Ltd. (Bermuda)
4.75%	08/01/28	[2]	5,000	5,580
5.00%	11/01/22	[2,3]	5,000	5,336
RELX Capital, Inc.
4.00%	03/18/29		10,000	10,871
Waste Management, Inc.
3.20%	06/15/26		5,000	5,242

				32,135

Transportation — 2.07%
Burlington Northern Santa Fe LLC
4.40%	03/15/42		8,000	9,286
U.S. Airways Pass-Through Trust, Series 2011-1, Class A
7.13%	10/22/23		27,094	30,581

4 / December 2019

Corporate Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
United Airlines Pass-Through Trust, Series 2016-2, Class AA
2.88%	10/07/28		$8,943	$9,029

				48,896

Water — 0.45%
American Water Capital Corp.
3.45%	06/01/29		10,000	10,565

Total Corporates (Cost $1,725,315)				1,885,946

MORTGAGE-BACKED — 16.00%**
Non-Agency Commercial
Mortgage-Backed — 9.05%
Commercial Mortgage Trust, Series 2012-CR5, Class XA (IO)
1.53%	12/10/45	[1]	414,497	15,969
Commercial Mortgage Trust, Series 2013-CR7, Class XA (IO)
1.20%	03/10/46	[1]	393,396	12,458
Commercial Mortgage Trust, Series 2014-UBS5, Class XA (IO)
0.88%	09/10/47	[1,5,6]	640,646	20,247
Commercial Mortgage Trust, Series 2014-UBS6, Class XA (IO)
0.90%	12/10/47	[1]	493,464	17,241
GS Mortgage Securities Trust, Series 2010-C1, Class X (IO)
1.33%	08/10/43	[1,3]	2,065,175	8,376
GS Mortgage Securities Trust, Series 2011-GC3, Class X (IO)
0.66%	03/10/44	[1,3]	2,456,713	11,170
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class XA (IO)
0.95%	02/15/46	[1,3]	1,055,618	8,458
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA (IO)
1.44%	08/15/45	[1,3]	250,080	6,938
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class XA (IO)
1.61%	11/15/45	[1,3,5,6]	157,389	5,525
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class XB (IO)
0.20%	08/10/49	[1,3,5,6]	2,200,000	13,332
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class XA (IO)
0.99%	12/15/59	[1]	472,204	22,020
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class XA (IO)
1.35%	06/15/45	[1,3]	800,076	19,354

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class XA (IO)
1.20%	05/15/45	[1,3]	$1,567,139	$52,529

				213,617

U.S. Agency Commercial
Mortgage-Backed — 2.42%
Fannie Mae-Aces, Series 2015-M4, Class X2 (IO)
0.39%	07/25/22	[1]	535,075	3,608
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K007, Class X1 (IO)
1.01%	04/25/20	[1]	1,195,061	151
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K723, Class X1 (IO)
0.95%	08/25/23	[1]	935,626	26,013
Ginnie Mae, Series 2009-111, Class IO (IO)
0.22%	09/16/51	[1]	593,540	27,345

				57,117

U.S. Agency Mortgage-Backed — 4.53%
Fannie Mae REMICS, Series 2012-128, Class UA
2.50%	06/25/42		36,122	36,537
Freddie Mac REMICS, Series 4638, Class UF
(LIBOR USD 1-Month plus 1.00%)
2.78%	09/15/44	[4]	60,523	60,982
Ginnie Mae, Series 2012-144, Class IO (IO)
0.40%	01/16/53	[1]	399,011	9,442

				106,961

Total Mortgage-Backed (Cost $420,891)				377,695

MUNICIPAL BONDS — 1.00%*
California — 0.77%
Los Angeles Department of Water & Power Power System Revenue, Build America Taxable Bonds, Water Utility Improvements, Series SY
6.01%	07/01/39		5,000	6,481
Los Angeles Unified School District, Build America Taxable Bonds, School Improvements, Series KR
5.76%	07/01/29		5,000	6,067
University of California, Taxable, College & University, Revenue Bonds, University & College Improvements, Series AJ
4.60%	05/15/31		5,000	5,718

				18,266

December 2019 / 5

Corporate Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS (continued)
New York — 0.23%
New York City Transitional Finance Authority Future Tax Secured Revenue, Taxable Bonds, Public Improvements
3.73%	08/01/29	$5,000	$5,410

Total Municipal Bonds (Cost $22,442)			23,676

U.S. TREASURY SECURITIES — 1.30%
U.S. Treasury Bonds — 0.68%
U.S. Treasury Bonds (WI)
2.38%	11/15/49	16,000	15,996

U.S. Treasury Notes — 0.62%
U.S. Treasury Notes (WI)
1.75%	11/15/29	15,000	14,787

Total U.S. Treasury Securities (Cost $31,302)			30,783

Total Bonds – 98.18% (Cost $2,199,950)			2,318,100

Issues	Maturity Date	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 1.59%

Commercial paper — 0.21%
Ford Motor Credit Co. LLC
3.20%[7]	10/08/20	5,000	4,892

Money Market Funds — 0.75%
Fidelity Investments Money Market Funds - Government Portfolio
1.50%[8]		17,775	17,775

U.S. Treasury Bills — 0.63%
U.S. Treasury Bills
1.55%[7,9]	03/19/20	15,000	14,953

Total Short-Term Investments (Cost $37,605)			37,620

Value
Total Investments – 99.77% (Cost $2,237,555)	$2,355,720

Cash and Other Assets, Less
Liabilities – 0.23%	5,436

Net Assets – 100.00%	$2,361,156

[1]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Floating rate security. The rate disclosed was in effect at December 31, 2019.
[5]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[6]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $39,104, which is 1.66% of total net assets.
[7]	Represents annualized yield at date of purchase.
[8]	Represents the current yield as of December 31, 2019.
[9]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $14,952.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(GMTN): Global medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term Note

(USD): U.S. dollar

(WI): When issued

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five Year Note	2	03/31/20	$237,219	$(266)	$(266)
U.S. Treasury Two Year Note	1	03/31/20	215,500	(213)	(213)

TOTAL FUTURES CONTRACTS			$452,719	$(479)	$(479)

6 / December 2019

Corporate Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund:

Net Asset Value:

The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.

Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 - unadjusted quoted prices in active markets for identical securities

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 - significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the

December 2019 / 7

Corporate Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December 31, 2019 is as follows:

CORPORATE BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets

Short-Term Investments:

Commercial paper	$—	$4,892	$—	$4,892

Money Market Funds	17,775	—	—	17,775

U.S. Treasury Bills	14,953	—	—	14,953

Long-Term Investments:

Corporates	—	1,885,946	—	1,885,946

Mortgage-Backed	—	338,591	39,104	377,695

Municipal Bonds	—	23,676	—	23,676

U.S. Treasury Securities	30,783	—	—	30,783

Other Financial Instruments *
Liabilities:
Interest rate contracts	(479)	—	—	(479)

Total	$63,032	$2,253,105	$39,104	$2,355,241

*Other financial instruments include futures. Interest rate contracts include futures.

Certain of the Fund’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

8 / December 2019

Corporate Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

For the period ended December 31, 2019, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of 1evel 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

CORPORATE BOND FUND	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2019	$49,677
Accrued discounts/premiums	(1,135)
Realized gain/(loss)	—
Change in unrealized (depreciation)*	(9,438)
Purchases	—
Sales	—
Transfers into Level 3**	—
Transfers out of Level 3**	—

Balance as of December 31, 2019	$39,104

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2019 was $(9,438) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended December 31, 2019.

Significant unobservable valuations inputs for Level 3 investments as of December 31, 2019, are as follows:

CORPORATE BOND FUND	FAIR VALUE AT 12/31/19	VALUATION TECHNIQUE*	UNOBSERV- ABLE INPUT	RANGE	WEIGHTED AVERAGE

Mortgage-Backed Securities- Commercial Mortgage-Backed	$39,104	Third-party Vendor	Vendor Prices	$0.61 - $3.51	$2.34

* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.

December 2019 / 9